Quarterly Holdings Report
for
Fidelity® Mid Cap Enhanced Index Fund
May 31, 2022
MCE-NPRT3-0722
1.870938.114
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.3%
Lumen Technologies, Inc. (a)	429,133	5,252,588
Entertainment - 0.7%
Playtika Holding Corp. (b)	232,291	3,440,230
Spotify Technology SA (b)	43,024	4,851,816
Warner Bros Discovery, Inc. (b)	236,056	4,355,233
		12,647,279
Interactive Media & Services - 0.6%
Pinterest, Inc. Class A (b)	163,567	3,214,092
Twitter, Inc. (b)	93,522	3,703,471
Vimeo, Inc. (b)	440,854	3,831,021
		10,748,584
Media - 1.0%
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	109,997	4,543,976
Liberty SiriusXM Series C (b)	121,828	5,007,131
News Corp.:
Class A	355,576	6,187,022
Class B	150,270	2,641,747
		18,379,876
TOTAL COMMUNICATION SERVICES		47,028,327
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.4%
Ford Motor Co.	212,573	2,907,999
Harley-Davidson, Inc.	26,261	923,862
Thor Industries, Inc. (a)	44,159	3,354,759
		7,186,620
Distributors - 0.9%
Genuine Parts Co.	94,651	12,941,631
LKQ Corp.	66,574	3,421,238
		16,362,869
Diversified Consumer Services - 0.6%
Service Corp. International	154,015	10,785,670
Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	42,818	2,516,414
Chipotle Mexican Grill, Inc. (b)	11,062	15,515,008
Expedia, Inc. (b)	73,659	9,526,318
International Game Technology PLC (a)	415,805	8,906,543
Marriott Vacations Worldwide Corp.	29,070	4,294,220
MGM Resorts International	204,876	7,164,514
Travel+Leisure Co.	46,997	2,402,017
Wendy's Co. (a)	480,008	8,947,349
Yum! Brands, Inc.	21,734	2,640,029
		61,912,412
Household Durables - 2.0%
D.R. Horton, Inc.	130,943	9,840,366
Lennar Corp.:
Class A	141,827	11,381,617
Class B	8,824	592,708
Toll Brothers, Inc.	88,570	4,470,128
Whirlpool Corp.	51,312	9,453,723
		35,738,542
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	51,483	2,505,678
Leisure Products - 0.5%
Brunswick Corp.	81,240	6,111,685
Polaris, Inc. (a)	28,049	2,988,621
		9,100,306
Multiline Retail - 0.2%
Dillard's, Inc. Class A (a)	6,411	1,932,788
Dollar General Corp.	5,490	1,209,667
		3,142,455
Specialty Retail - 2.5%
AutoNation, Inc. (a)(b)	32,172	3,846,484
AutoZone, Inc. (b)	1,787	3,680,595
Best Buy Co., Inc.	25,835	2,120,020
Dick's Sporting Goods, Inc. (a)	49,206	3,997,003
Foot Locker, Inc.	46,897	1,546,663
GameStop Corp. Class A (a)(b)	6,089	759,542
Lithia Motors, Inc. Class A (sub. vtg.)	32,334	9,844,733
O'Reilly Automotive, Inc. (b)	10,189	6,492,125
Ulta Beauty, Inc. (b)	28,218	11,939,036
		44,226,201
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc.	109,281	3,770,195
TOTAL CONSUMER DISCRETIONARY		194,730,948
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Molson Coors Beverage Co. Class B	30,791	1,719,369
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	43,795	1,337,937
Casey's General Stores, Inc.	6,444	1,350,276
Kroger Co.	169,642	8,985,937
U.S. Foods Holding Corp. (b)	83,954	2,780,556
		14,454,706
Food Products - 2.1%
Archer Daniels Midland Co.	197,774	17,961,835
Bunge Ltd.	15,823	1,872,177
Darling Ingredients, Inc. (b)	110,687	8,862,708
Post Holdings, Inc. (b)	17,953	1,476,275
Tyson Foods, Inc. Class A	81,228	7,278,841
		37,451,836
Household Products - 0.1%
Colgate-Palmolive Co.	28,911	2,278,476
Personal Products - 0.3%
Coty, Inc. Class A (b)	606,008	4,296,597
TOTAL CONSUMER STAPLES		60,200,984
ENERGY - 8.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	57,806	2,079,860
Halliburton Co.	208,804	8,456,562
		10,536,422
Oil, Gas & Consumable Fuels - 7.4%
APA Corp.	89,238	4,195,078
Cheniere Energy, Inc.	7,641	1,045,060
Coterra Energy, Inc.	262,351	9,006,510
Devon Energy Corp.	120,849	9,051,590
Diamondback Energy, Inc.	40,643	6,178,549
EOG Resources, Inc.	19,770	2,707,699
Hess Corp.	22,361	2,751,968
Kinder Morgan, Inc.	364,933	7,185,531
Marathon Oil Corp.	254,702	8,005,284
Marathon Petroleum Corp.	188,823	19,220,289
Occidental Petroleum Corp.	207,883	14,408,371
Phillips 66 Co.	100,873	10,169,007
Pioneer Natural Resources Co.	55,195	15,340,898
Targa Resources Corp.	64,569	4,650,259
The Williams Companies, Inc.	206,901	7,667,751
Valero Energy Corp.	86,672	11,232,691
		132,816,535
TOTAL ENERGY		143,352,957
FINANCIALS - 12.1%
Banks - 3.7%
Citizens Financial Group, Inc.	310,683	12,856,063
East West Bancorp, Inc.	29,660	2,181,196
Fifth Third Bancorp	354,778	13,988,897
First Horizon National Corp.	11,929	272,339
First Republic Bank	89,045	13,804,646
Huntington Bancshares, Inc.	69,974	971,239
Regions Financial Corp.	580,584	12,825,101
Signature Bank	13,904	3,007,018
Western Alliance Bancorp.	21,317	1,734,564
Wintrust Financial Corp.	44,508	3,889,554
		65,530,617
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	31,921	4,265,284
Ameriprise Financial, Inc.	20,873	5,766,584
Cboe Global Markets, Inc.	2,417	271,453
FactSet Research Systems, Inc.	4,920	1,878,358
Jefferies Financial Group, Inc.	328,980	10,862,920
LPL Financial	35,319	6,929,235
Morgan Stanley	100,414	8,649,662
NASDAQ, Inc.	49,269	7,649,505
Northern Trust Corp.	41,710	4,661,093
Raymond James Financial, Inc.	119,998	11,818,603
Stifel Financial Corp.	61,618	3,954,027
		66,706,724
Consumer Finance - 1.4%
Discover Financial Services	128,742	14,610,930
Synchrony Financial	273,309	10,123,365
		24,734,295
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	30,611	1,764,418
Insurance - 2.8%
Alleghany Corp. (b)	112	93,383
Arch Capital Group Ltd. (b)	260,532	12,364,849
Arthur J. Gallagher & Co.	63,524	10,287,077
Brown & Brown, Inc.	129,329	7,678,263
Everest Re Group Ltd. (a)	11,648	3,290,560
Fidelity National Financial, Inc.	3,120	131,976
Hartford Financial Services Group, Inc.	33,211	2,408,130
Kemper Corp.	13,103	692,231
Reinsurance Group of America, Inc.	8,575	1,079,164
W.R. Berkley Corp.	167,258	11,897,062
		49,922,695
Mortgage Real Estate Investment Trusts - 0.4%
Starwood Property Trust, Inc.	271,362	6,482,838
TOTAL FINANCIALS		215,141,587
HEALTH CARE - 11.6%
Biotechnology - 2.5%
Alkermes PLC (b)	141,040	4,210,044
Biogen, Inc. (b)	9,045	1,809,000
CureVac NV (a)(b)	28,677	539,128
Gilead Sciences, Inc.	74,510	4,831,974
Incyte Corp. (b)	101,047	7,668,457
Ionis Pharmaceuticals, Inc. (b)	63,898	2,333,555
Natera, Inc. (b)	87,820	3,222,116
Regeneron Pharmaceuticals, Inc. (b)	8,919	5,928,816
Sarepta Therapeutics, Inc. (b)	32,375	2,357,548
United Therapeutics Corp. (b)	50,257	11,576,197
		44,476,835
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (b)	28,855	7,609,064
Edwards Lifesciences Corp. (b)	51,290	5,172,597
Enovis Corp. (b)	52,401	3,476,282
Figs, Inc. Class A (b)	212,414	1,890,485
Hologic, Inc. (b)	53,710	4,042,752
Novocure Ltd. (a)(b)	10,860	872,927
QuidelOrtho Corp. (b)	22,767	2,163,548
Shockwave Medical, Inc. (b)	19,284	3,166,626
Zimvie, Inc. (b)	23,477	511,094
		28,905,375
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	24,779	3,835,541
Anthem, Inc.	18,240	9,295,286
DaVita HealthCare Partners, Inc. (b)	8,471	825,838
Laboratory Corp. of America Holdings	50,859	12,547,932
McKesson Corp.	34,607	11,374,975
Molina Healthcare, Inc. (b)	34,560	10,030,003
Quest Diagnostics, Inc.	9,151	1,290,474
		49,200,049
Health Care Technology - 0.9%
Cerner Corp.	31,744	3,010,918
Veeva Systems, Inc. Class A (b)	71,674	12,203,215
		15,214,133
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	126,288	16,109,297
IQVIA Holdings, Inc. (b)	13,431	2,891,023
Mettler-Toledo International, Inc. (b)	7,500	9,645,900
QIAGEN NV (b)	85,553	3,931,160
Waters Corp. (b)	35,667	11,696,993
		44,274,373
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (b)	67,184	10,056,101
Organon & Co.	45,683	1,734,127
Viatris, Inc.	992,259	12,175,018
		23,965,246
TOTAL HEALTH CARE		206,036,011
INDUSTRIALS - 13.0%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (b)	22,930	2,324,185
Curtiss-Wright Corp.	17,619	2,501,546
Textron, Inc.	174,312	11,380,830
		16,206,561
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	26,455	2,879,362
Airlines - 1.6%
Alaska Air Group, Inc. (b)	179,730	8,673,770
JetBlue Airways Corp. (b)	106,758	1,146,581
Southwest Airlines Co. (b)	308,738	14,158,725
United Airlines Holdings, Inc. (b)	95,729	4,559,572
		28,538,648
Building Products - 1.2%
A.O. Smith Corp.	133,635	8,034,136
Carrier Global Corp.	97,624	3,837,599
Owens Corning	96,246	9,199,193
		21,070,928
Commercial Services & Supplies - 0.8%
Cintas Corp.	13,402	5,338,419
Clean Harbors, Inc. (b)	10,483	979,112
Republic Services, Inc.	59,312	7,938,318
		14,255,849
Construction & Engineering - 0.2%
AECOM	26,296	1,836,776
EMCOR Group, Inc.	12,615	1,332,522
		3,169,298
Electrical Equipment - 1.4%
Acuity Brands, Inc.	40,044	7,008,501
Atkore, Inc. (b)	22,844	2,488,168
nVent Electric PLC	256,032	9,063,533
Regal Rexnord Corp.	34,831	4,352,133
Rockwell Automation, Inc.	11,260	2,400,632
		25,312,967
Machinery - 1.9%
AGCO Corp.	82,211	10,533,695
Allison Transmission Holdings, Inc.	128,148	5,127,201
Cummins, Inc.	68,709	14,368,426
Dover Corp.	22,020	2,948,698
IDEX Corp.	8,557	1,639,093
		34,617,113
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	60,631	5,205,778
CACI International, Inc. Class A (b)	19,781	5,545,999
CoStar Group, Inc. (b)	218,320	13,304,421
Leidos Holdings, Inc.	110,171	11,512,870
Manpower, Inc.	16,587	1,486,361
Robert Half International, Inc.	25,046	2,257,897
		39,313,326
Road & Rail - 1.4%
Landstar System, Inc.	26,173	3,963,377
Old Dominion Freight Lines, Inc.	44,727	11,550,300
XPO Logistics, Inc. (b)	179,134	9,572,921
		25,086,598
Trading Companies & Distributors - 1.2%
Fastenal Co.	130,106	6,968,477
Univar Solutions, Inc. (b)	70,082	2,152,919
W.W. Grainger, Inc.	25,755	12,544,488
		21,665,884
TOTAL INDUSTRIALS		232,116,534
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.1%
Ciena Corp. (b)	134,322	6,826,244
F5, Inc. (b)	16,390	2,672,226
Juniper Networks, Inc.	302,886	9,292,542
		18,791,012
Electronic Equipment & Components - 2.2%
CDW Corp.	47,360	8,044,570
Corning, Inc.	358,192	12,830,437
Keysight Technologies, Inc. (b)	69,234	10,080,470
National Instruments Corp.	242,302	8,558,107
		39,513,584
IT Services - 2.9%
Amdocs Ltd.	131,083	11,389,802
Bread Financial Holdings, Inc.	72,941	4,019,049
EPAM Systems, Inc. (b)	26,824	9,080,460
FleetCor Technologies, Inc. (b)	20,792	5,173,258
Gartner, Inc. (b)	14,765	3,874,336
Genpact Ltd.	31,223	1,385,365
GoDaddy, Inc. (b)	106,246	7,973,762
Paychex, Inc.	16,123	1,996,511
SS&C Technologies Holdings, Inc.	2,625	167,974
The Western Union Co.	243,535	4,417,725
Wix.com Ltd. (a)(b)	28,419	1,790,681
		51,268,923
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (b)	29,217	2,976,044
Allegro MicroSystems LLC (b)	86,068	2,216,251
Cirrus Logic, Inc. (b)	77,748	6,339,572
Lattice Semiconductor Corp. (b)	78,443	4,080,605
Marvell Technology, Inc.	79,732	4,716,148
MKS Instruments, Inc.	8,793	1,085,936
onsemi (b)	136,878	8,305,757
Qorvo, Inc. (b)	60,824	6,797,082
Semtech Corp. (b)	65,101	4,172,323
Synaptics, Inc. (b)	22,132	3,278,192
Teradyne, Inc.	37,522	4,099,654
		48,067,564
Software - 8.2%
Cadence Design Systems, Inc. (b)	66,812	10,271,009
Citrix Systems, Inc.	3,527	355,134
Crowdstrike Holdings, Inc. (b)	42,986	6,877,330
Datadog, Inc. Class A (b)	101,503	9,682,371
DocuSign, Inc. (b)	37,897	3,179,937
Dropbox, Inc. Class A (b)	473,060	9,858,570
Elastic NV (b)	19,196	1,183,433
Everbridge, Inc. (b)	51,022	2,107,719
Fortinet, Inc. (b)	56,022	16,478,311
HubSpot, Inc. (b)	24,379	8,232,545
Manhattan Associates, Inc. (b)	8,988	1,086,919
NortonLifeLock, Inc.	23,319	567,584
Nutanix, Inc. Class A (b)	311,394	5,044,583
Palo Alto Networks, Inc. (b)	30,723	15,446,910
Qualys, Inc. (b)	10,791	1,410,168
RingCentral, Inc. (b)	49,312	3,113,560
Splunk, Inc. (b)	51,534	5,285,327
Synopsys, Inc. (b)	56,684	18,093,533
Teradata Corp. (b)	262,526	10,088,874
VMware, Inc. Class A	78,497	10,055,466
Workday, Inc. Class A (b)	36,848	5,759,342
Zendesk, Inc. (b)	2,665	243,714
Zscaler, Inc. (b)	9,576	1,465,990
		145,888,329
Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	146,364	10,530,890
Pure Storage, Inc. Class A (b)	44,980	1,067,375
		11,598,265
TOTAL INFORMATION TECHNOLOGY		315,127,677
MATERIALS - 7.0%
Chemicals - 3.9%
CF Industries Holdings, Inc.	84,254	8,321,768
Corteva, Inc.	279,663	17,512,497
Dow, Inc.	135,084	9,183,010
Eastman Chemical Co.	47,428	5,224,668
FMC Corp.	25,455	3,120,274
NewMarket Corp.	3,175	1,046,226
Olin Corp.	82,797	5,447,215
The Chemours Co. LLC	249,250	10,740,183
Westlake Corp.	69,365	9,163,810
		69,759,651
Containers & Packaging - 1.0%
Avery Dennison Corp.	17,056	2,943,183
Sealed Air Corp.	59,106	3,675,211
WestRock Co.	235,130	11,401,454
		18,019,848
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc. (b)	182,365	4,227,221
Nucor Corp.	84,032	11,130,879
Reliance Steel & Aluminum Co.	45,306	8,807,486
United States Steel Corp. (a)	363,201	9,105,449
		33,271,035
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	27,881	1,925,462
Sylvamo Corp.	20,623	1,046,411
		2,971,873
TOTAL MATERIALS		124,022,407
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.9%
American Homes 4 Rent Class A (a)	247,912	9,162,828
AvalonBay Communities, Inc.	6,131	1,275,003
Brixmor Property Group, Inc.	286,076	6,974,533
Camden Property Trust (SBI)	42,879	6,152,708
Crown Castle International Corp.	27,222	5,162,652
CubeSmart	98,318	4,378,101
Douglas Emmett, Inc.	124,084	3,507,855
Duke Realty Corp.	33,224	1,755,224
Extra Space Storage, Inc.	71,132	12,675,722
Gaming & Leisure Properties	168,809	7,903,637
Highwoods Properties, Inc. (SBI)	144,629	5,682,473
Host Hotels & Resorts, Inc.	52,022	1,039,920
Hudson Pacific Properties, Inc.	45,898	913,829
Invitation Homes, Inc.	228,573	8,621,774
Life Storage, Inc.	34,332	4,008,604
National Retail Properties, Inc.	162,423	7,195,339
Park Hotels & Resorts, Inc.	80,690	1,457,261
Public Storage	26,919	8,900,498
Realty Income Corp.	64,766	4,418,337
SBA Communications Corp. Class A	39,918	13,436,798
Simon Property Group, Inc.	69,171	7,930,455
Store Capital Corp.	367,712	10,145,174
Ventas, Inc.	103,372	5,865,327
Weyerhaeuser Co.	39,356	1,555,349
		140,119,401
UTILITIES - 4.6%
Electric Utilities - 0.9%
Evergy, Inc.	13,853	968,879
Hawaiian Electric Industries, Inc.	103,453	4,466,066
NRG Energy, Inc.	244,018	11,234,589
		16,669,534
Gas Utilities - 0.1%
UGI Corp.	47,399	2,025,833
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	543,765	11,984,581
Multi-Utilities - 2.3%
Consolidated Edison, Inc.	99,687	9,894,932
DTE Energy Co.	80,990	10,748,183
NiSource, Inc.	49,912	1,569,732
Public Service Enterprise Group, Inc.	119,792	8,210,544
WEC Energy Group, Inc.	91,725	9,637,546
		40,060,937
Water Utilities - 0.6%
American Water Works Co., Inc.	65,435	9,897,044
Essential Utilities, Inc.	16,544	765,325
		10,662,369
TOTAL UTILITIES		81,403,254
TOTAL COMMON STOCKS (Cost $1,616,936,724)		1,759,280,087

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	14,116,560	14,119,383
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	53,889,249	53,894,638
TOTAL MONEY MARKET FUNDS (Cost $68,014,021)		68,014,021

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $1,684,950,745)	1,827,294,108
NET OTHER ASSETS (LIABILITIES) - (2.6)% (e)	(45,793,071)
NET ASSETS - 100.0%	1,781,501,037

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	74	Jun 2022	18,597,680	734,527	734,527

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $783,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	46,707,893	257,235,769	289,824,279	26,733	-	-	14,119,383	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	51,103,309	437,381,013	434,589,684	76,740	-	-	53,894,638	0.1%
Total	97,811,202	694,616,782	724,413,963	103,473	-	-	68,014,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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